Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	$ (7,685)	$ (195,346)	$ (161,259)	$ (151,057)	$ (151,057)
Net current period other comprehensive income (loss)	(1,220)	(290)	(372)	604
Balance at the end of period	(19,963)	(7,685)	(176,001)	(161,259)	(195,346)	$ (151,057)
Mariadb Corporation Ab
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period		(198,143)		(152,706)	(152,706)	(128,610)
Net current period other comprehensive income (loss)					(1,828)	654
Balance at the end of period					(198,143)	(152,706)
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(9,595)	(11,482)	(6,873)	(7,477)	(7,477)
Other comprehensive income (loss) before reclassifications	(1,220)	1,887	(372)	604
Net current period other comprehensive income (loss)	(1,220)	1,887	(372)	604
Balance at the end of period	(10,815)	(9,595)	(7,245)	(6,873)	(11,482)	(7,477)
Foreign Currency Translation | Mariadb Corporation Ab
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period		(11,482)		(7,477)	(7,477)	(8,131)
Other comprehensive income (loss) before reclassifications					(4,005)	654
Balance at the end of period					(11,482)	(7,477)
Net Unrealized Gain on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period		2,177
Amounts reclassified from accumulated other comprehensive net income (loss)		(2,177)
Net current period other comprehensive income (loss)		(2,177)
Balance at the end of period					2,177
Net Unrealized Gain on Securities | Mariadb Corporation Ab
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period		2,177
Other comprehensive income (loss) before reclassifications					2,177
Balance at the end of period					2,177
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(9,595)	(9,305)	(6,873)	(7,477)	(7,477)
Other comprehensive income (loss) before reclassifications	(1,220)	1,887	(372)	604
Amounts reclassified from accumulated other comprehensive net income (loss)		(2,177)
Net current period other comprehensive income (loss)	(1,220)	(290)	(372)	604
Balance at the end of period	$ (10,815)	(9,595)	$ (7,245)	(6,873)	(9,305)	(7,477)
Accumulated Other Comprehensive Income (Loss) | Mariadb Corporation Ab
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period		$ (9,305)		$ (7,477)	(7,477)	(8,131)
Other comprehensive income (loss) before reclassifications					(1,828)	654
Net current period other comprehensive income (loss)					(1,828)	654
Balance at the end of period					$ (9,305)	$ (7,477)